RESTRICTED NET ASSETS (Details)	12 Months Ended
Dec. 31, 2015 CNY (¥)
Required percentage of annual appropriations	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Total restricted net assets	¥ 3,066,494,739
Percentage of restricted net assets to consolidated net assets	77.70%
Subsidiaries and VIEs
Restricted subsidiaries' net assets	¥ 2,921,142,207
Pledged amount of its subsidiaries' equity interest to third party financing companies	¥ 145,352,533